Capital Structure, Financial Risk and Related Items - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities
Market value	kr 10,381	kr 8,819
Percentage of marketable securities	100.00%	100.00%
USD portfolio
Marketable Securities
Market value	kr 7,781	kr 6,193
Percentage of marketable securities	75.00%	70.00%
Corporate bonds
Marketable Securities
Market value	kr 5,149
Percentage of marketable securities	50.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 1,496	kr 6,193
Percentage of marketable securities	14.00%	70.00%
Commercial paper
Marketable Securities
Market value	kr 528
Percentage of marketable securities	5.00%
Other marketable securities [Member]
Marketable Securities
Market value	kr 608
Percentage of marketable securities	6.00%
DKK portfolio
Marketable Securities
Market value	kr 1,663	kr 1,692
Percentage of marketable securities	16.00%	19.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 460	kr 462
Percentage of marketable securities	4.00%	5.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,203	kr 1,230
Percentage of marketable securities	12.00%	14.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 856	kr 863
Percentage of marketable securities	8.00%	10.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 81	kr 71
Percentage of marketable securities	1.00%	1.00%